Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Commitments and contingencies
22	Commitments and contingencies

(a)	Lease commitments

The Company's existing rental leases do not contain significant restrictive provisions. The following is a schedule by year of future minimum lease obligations under non-cancelable rental operating leases as of December 31, 2014:

Years ending December 31,

2015	$12,673
2016	9,649
2017	6,372
2018	1,450
2019	488
2020 and thereafter	66
$30,698

Rental expenses under operating leases were $12,049, $13,758 and $16,617 for the years ended December 31, 2012, 2013 and 2014, respectively.

(b)	Capital commitments

As of December 31, 2014, the Company had outstanding capital commitments for property, plant and equipment totaling $75,714.

(c)	Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, "Contingencies" and other related guidelines. The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties and the outcome of such matters is inherently unpredictable. It is possible that some of these matters may be decided unfavorably to the Company. Set forth below is a description of certain loss contingencies as of December 31, 2014 and management's opinion as to the likelihood of loss in respect of loss contingency.

On December 21, 2012, Masimo Corporation brought an action in the United States District Court for the Central District of California against Mindray DS USA and Shenzhen Mindray. Masimo alleges that Shenzhen Mindray's pulse oximeters and sensors infringe nine Masimo patents relating to pulse oximeters and sensors, and that Shenzhen Mindray breached its Purchase and License Agreement with Masimo dated November 13, 2002, as amended, by failing to use best efforts to promote adoption of Masimo's oximeter technology outside the United States. Shenzhen Mindray's Purchase and License Agreement with Masimo expired on December 31, 2012. The District Court dismissed Mindray DS USA from the litigation on February 28, 2013. Masimo filed a First Amended Complaint against Shenzhen Mindray alone on August 5, 2013 and a Second Amended Complaint against Shenzhen Mindray alone, but adding Masimo International SARL as co-plaintiff, on July 7, 2014. Shenzhen Mindray is vigorously defending itself against Masimo's claims; has asserted counterclaims for declarations of non-infringement and invalidity of all nine asserted patents, and has asserted numerous counterclaims against Masimo, including for antitrust violations and for infringement of two United States patents. Trial has been scheduled for December 1, 2015. As of December 31, 2013 and 2014, the Company accrued $9,700 dispute charge which represents the Company's estimate of probable loss in relation to current circumstances of the litigation. The Company does not believe that the outcome of this pending litigation will have a material adverse effect on the Company's business, financial position, or results of operations.

In addition, on December 11, 2013, Masimo Corporation brought an action in New Jersey Superior Court, Bergen County, against Mindray DS USA, Shenzhen Mindray, and its holding company, Mindray International. Masimo alleges that Mindray DS USA, Shenzhen Mindray and Mindray International are alter-egos of each other, and that Mindray DS USA has breached its Restated Purchasing and Licensing Agreement with Masimo dated August 17, 1997, as amended (“the DS Agreement”), acquired by Mindray DS USA in 2008 in connection with its acquisition of the Datascope's patient monitoring business. Masimo further alleges that Shenzhen Mindray and Mindray International have conspired with Mindray DS USA to breach the DS Agreement by failing to integrate Masimo SET® technology into all of Mindray DS USA's future pulse oximetry products and by continuing to market Mindray pulse oximetry technology. Mindray DS USA removed the originally filed state court action to the United States District Court for the District of New Jersey on January 17, 2014, and on January 24, 2014, filed a motion asking the New Jersey District Court to stay or dismiss the case. Masimo filed a motion asking the New Jersey District Court to remand the case to the Superior Court. The District Court granted the Masimo's motion to remand on January 7, 2015 without ruling on Mindray DS USA's motion to dismiss. Mindray DS USA again removed the remanded state court action to the United States District Court for the District of New Jersey, and refiled its motion to stay or dismiss the case. On January 29, 2015, Mindray International and Shenzhen Mindray each moved to have the Complaint against them dismissed. Briefing on those motions is completed, and motions are awaiting to be taken up by the District Court. At present, the Company is of the view that this pending litigation is at an early stage and is therefore unable to express a conclusion as to the likelihood of an unfavorable outcome to the Company. The Company does not believe that the outcome of this pending litigation will have a material adverse effect on the Company's business, financial position, or results of operations.

The Company acquired ZONARE in July 2013. On November 1, 2013, HDX Corporation, or HDX, filed a complaint against ZONARE in the Northern District of California, alleging that ZONARE was in breach of a December 11, 2009 Manufacturing Rights Agreement between ZONARE and HDX. HDX's complaint also named three former or current employees of ZONARE as individual defendants. In the complaint, HDX also alleged that ZONARE and the individual defendants engaged in promissory fraud and asserted that the defendants' alleged misrepresentations in connection with the 2009 agreement induced HDX invest in ZONARE. Specifically, HDX asserted claims for breach of contract, intentional fraud, fraudulent concealment and violations of California statutory provisions, and sought both monetary damages and injunctive relief. In January 2014, ZONARE and the individual defendants filed motions with the court to compel arbitration and dismiss HDX fraud-based claims. Subsequently, HDX agreed to refer the matter to arbitration, the court stayed the action pending arbitration and, in February 2014, HDX filed a demand for arbitration with the American Arbitration Association. ZONARE and the individual defendants and HDX have recently in March 2015 agreed to settle and dismiss the arbitration and all claims with prejudice. The settlement amount will be claimed from escrow account established in connection with the acquisition of ZONARE.

On November 11, 2013, Shenzhen Mindray entered into a $14,750 settlement agreement with an OEM manufacturing customer, Beckman Coulter, Inc. The dispute was an ordinary course commercial dispute that did not involve intellectual property or product liability matters. The Company has since terminated the OEM arrangement with Beckman Coulter, Inc. and does not consider this termination to be material to the Company's business or operations. The dispute charge of $14,750 was included in the general and administrative expenses on the consolidated statements of operations during the year ended December 31, 2013.

The Company issues indemnifications and warranties in certain instances in the ordinary course of business to certain parties, including its customers and suppliers. It is not possible to make a reasonable estimate of the maximum potential amount for these indemnification and warranties as a result of different clauses are applied to customers and suppliers. The Company has a limited history of prior indemnification and warranty claims and the payments the Company has made under such agreements have not had a material adverse effect to the Company's financial position, results of operations or cash flows. However, to the extent that valid indemnification and warranty claims arise in the future, future payments made by the Company could be significant and could have a material adverse effect on the Company's financial position, results of operations or cash flows. As of December 31, 2014, the Company did not have any material indemnification and warranty claims that were probable or reasonably possible.